Accrued Expenses and Other Liabilities	12 Months Ended
Mar. 31, 2023
Accrued Expenses And Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES

NOTE 14 – ACCRUED EXPENSES AND OTHER LIABILITIES

Accrued expenses and other liabilities consisted of the following as of March 31, 2023 and 2022:

	As of March 31,
	2023	2022

Accrued payroll and welfare	$622,526	$519,241
Other payable for leasehold improvements	-1,403,258	1,520,202
Accrued professional service expenses	327,068	327,733
Other current liabilities	789,232	1,162,310
Total	$3,142,084	$3,529,486

As of March 31, 2023 and 2022, the balances of other current liabilities $789,232 and $1,162,310, respectively, represented amounts due to suppliers for operating expenses and to staff who paid for operating expenses on behalf of the Company.